Note 13 - Income Taxes - Schedule of Deferred Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Loss before income taxes	$ (3,763,075)	$ (3,511,667)	$ (5,231,295)
Statutory rate	27.00%	27.00%	26.00%
Expected income tax	$ (1,016,030)	$ (948,150)	$ (1,360,137)
Effect of different tax rates in foreign jurisdictions	(23,478)	(38,010)	9,728
Non-deductible share-based payments	251,942	353,360	700,198
Other permanent items	10,121	2,766	3,360
Change in deferred tax assets not recognized	50,106	151,738	1,921,226
Impact of change in tax rates			(348,020)
Share issuance costs	(2,638)	(172,294)	(399,602)
True-ups and other	729,977	650,590	(526,753)
Deferred income tax (recovery) expenses